Long-term debt	12 Months Ended
Mar. 31, 2019
Disclosure Of Detailed Information About Borrowings [Abstract]
Long-term debt
9.	Long-term debt

The following table summarizes the Group’s long-term debt:

As at	March 31,
	2019	2018
	$	$
Senior secured revolving credit facility (the “Credit Facility”)(a) ,	24,949	-
Balance of purchase payable with a nominal value of $5,100,000, non-interest bearing (5.8% effective interest rate), $1,000,000 payable April 3, 2019, $1,000,000 payable April 3, 2020, and $2,100,000 payable April 3, 2022	3,765	4,615
Unsecured loan payable, 9.5% interest, maturing in July 2020, or any time after July 2017 without penalty, accelerated repayment terms apply if certain EBITDA targets are met(b)	-	10,000
Balance of purchase payable, repaid during the year with a nominal value of $2,250,000, non-interest bearing (5.8% effective interest rate)	-	2,106
Loan payable, bearing interest at the bank prime rate plus 1.5% (4.95%), payable September 30, 2018, secured by a first ranking hypothec in the amount of $5,400,000(b) on the universality of amounts receivable and a priority charge on tax credits receivable, as well as a standby letter of credit in the amount of $196,000	-	1,956
Unamortized transaction costs (net of accumulated amortization of $11,424 and $56,876 )	(409)	(102)
	28,305	18,575
Current portion of long-term debt	1,000	2,956
	27,305	15,619

(a)

The senior secured revolving credit facility is available to a maximum amount of $60,000,000 and can be drawn in Canadian and the equivalent amount in US dollars. It is available in prime rate advances, LIBOR advances, bankers’ acceptances and letters of credit up to $2,500,000.

The advances bear interest at the Canadian or US prime rate, plus an applicable margin ranging from 0.00% to 0.75%, or bankers’ acceptances or LIBOR rates, plus an applicable margin ranging from 1.00% to 2.00%, as applicable for Canadian and US advances, respectively. The applicable margin is determined based on threshold limits for certain financial ratios.

As at March 31, 2019, the advance drawn on the Credit Facility amount to US$18,550,000 ($24,749,000) and $200,000. The US advances bear interest at the US base rate of 5.50% plus applicable margin and the Canadian advances bear interest at 3.95% plus applicable margin.

As security for the Credit Facility, Alithya provided a first ranking hypothec on the universality of its assets excluding leased equipment and Investissement Quebec’s first ranking lien on tax credits receivable for the financing related to refundable tax credits, to a maximum of $7,500,000. Under the terms of the agreement, the Group is required to maintain certain financial covenants. The Credit Facility matures in 2022 and is renewable for additional one-year periods at the lender’s discretion.

(b)	Under the terms of the agreement with the lender, the Group was subject to the same financial covenants required by the Group’s banker under the line of credit agreement (Note 21).

The Group was in compliance with all of its financial covenants at March 31, 2019 (Note 21).